Item 1   Schedule of Investments


 T. Rowe Price Mid-Cap Value Fund
 Unaudited                                                      March 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          Shares/$ Par    Value
 (Cost and value in $ 000s)

 COMMON STOCKS  91.6%
 CONSUMER DISCRETIONARY  17.4%
 Auto Components  0.2%
 TRW *++*                                              481,000       8,879

                                                                     8,879

 Hotels, Restaurants & Leisure  0.8%
 Outback Steakhouse                                    950,000       43,500

                                                                     43,500

 Household Durables  1.0%
 Newell Rubbermaid                                     2,420,000     53,095

                                                                     53,095

 Leisure Equipment & Products  1.5%
 Mattel                                                4,020,000     85,827

                                                                     85,827

 Media  9.3%
 Cablevision Systems, Class A *                        1,525,000     42,776

 Cox Radio, Class A *                                  857,400       14,413

 Dow Jones                                             1,254,400     46,877

 Entercom Communications *                             1,671,600     59,375

 Hearst-Argyle Television                              258,300       6,587

 Meredith                                              836,000       39,083

 New York Times, Class A                               1,755,000     64,198

 Pearson (GBP)                                         4,010,000     48,845

 Reuters (GBP)                                         3,725,000     28,701

 Scholastic *                                          1,170,400     43,176

 Tribune                                               1,170,000     46,648

 Univision Communications, Class A *                   1,765,000     48,873

 Washington Post, Class B                              25,905        23,159

                                                                     512,711

 Multiline Retail  2.1%
 Big Lots *                                            456,500       5,487

 Dillards, Class A                                     780,000       20,982

 Family Dollar Stores                                  1,660,000     50,398

 Kohl's *                                              600,000       30,978

 Saks                                                  600,000       10,830

                                                                     118,675

 Specialty Retail  2.5%
 AnnTaylor Stores *                                    1,775,000     45,422

 GAP                                                   2,706,000     59,099

 RadioShack                                            653,200       16,003

 Weight Watchers *                                     460,000       19,771

                                                                     140,295

 Textiles, Apparel, & Luxury Goods  0.0%
 Unifi *                                               914,900       3,065

                                                                     3,065

 Total Consumer Discretionary                                        966,047

 CONSUMER STAPLES  2.2%
 Food Products  2.2%
 Campbell Soup                                         2,673,700     77,591

 Heinz                                                 1,166,000     42,955

 Total Consumer Staples                                              120,546

 ENERGY  5.5%
 Energy Equipment & Services  4.9%
 Cooper Cameron *                                      772,400       44,189

 Diamond Offshore Drilling                             2,510,000     125,249

 Grant Prideco *                                       2,855,300     68,984

 Hanover Compressor *                                  2,195,000     26,494

 Petroleum Geo-Services ADR *                          75,000        5,038

                                                                     269,954

 Oil & Gas  0.6%
 Murphy Oil                                            340,000       33,568

                                                                     33,568

 Total Energy                                                        303,522

 FINANCIALS  20.9%
 Capital Markets  3.9%
 AmeriTrade *                                          1,307,000     13,344

 Charles Schwab                                        5,102,900     53,632

 Federated Investors, Class B                          1,065,000     30,150

 Janus Capital Group                                   3,878,900     54,111

 LaBranche & Co. *                                     1,771,100     16,471

 Northern Trust                                        1,184,000     51,433

                                                                     219,141

 Commercial Banks  5.1%
 Citizens Banking                                      375,000       11,010

 Commerce Bancshares                                   412,411       19,878

 First Horizon National                                800,000       32,632

 Huntington Bancshares                                 1,930,000     46,127

 PNC Financial Services Group                          1,020,000     52,510

 Regions Financial                                     1,050,000     34,020

 Southwest Bancorp of Texas                            1,300,000     23,855

 Synovus Financial                                     2,245,000     62,546

                                                                     282,578

 Consumer Finance  0.7%
 Moneygram International                               2,182,000     41,218

                                                                     41,218

 Diversified Financial Services  0.2%
 Groupe Bruxelles Lambert (EUR)                        120,000       10,947

                                                                     10,947

 Insurance  9.6%
 Aon                                                   2,281,900     52,119

 Axis Capital Holdings                                 1,826,300     49,383

 Genworth Financial, Class A                           1,870,000     51,462

 Jefferson Pilot                                       945,000       46,352

 Marsh & McLennan                                      2,450,000     74,529

 Ohio Casualty *                                       1,218,000     27,990

 Protective Life                                       425,000       16,703

 Safeco                                                648,700       31,598

 St. Paul Companies                                    2,546,975     93,550

 UnumProvident                                         2,717,700     46,255

 XL Capital                                            568,200       41,121

                                                                     531,062

 Real Estate  0.8%
 Apartment Investment & Management, Class A, REIT      800,000       29,760

 Equity Office Properties, REIT                        465,000       14,010

                                                                     43,770

 Thrifts & Mortgage Finance  0.6%
 Radian                                                665,000       31,747

                                                                     31,747

 Total Financials                                                    1,160,463

 HEALTH CARE  8.4%
 Biotechnology  2.8%
 Chiron *                                              1,721,200     60,345

 Human Genome Sciences *                               1,400,000     12,908

 MedImmune *                                           2,885,000     68,692

 Vertex Pharmaceuticals *                              1,170,000     10,951

                                                                     152,896

 Health Care Providers & Services  5.4%
 AmerisourceBergen                                     1,010,000     57,863

 Community Health System *                             200,000       6,982

 Health Management                                     230,000       6,022

 HealthSouth *                                         11,883,400    63,576

 Lincare Holdings *                                    1,440,000     63,691

 McKesson                                              250,000       9,438

 Tenet Healthcare *                                    7,910,000     91,202

                                                                     298,774

 Pharmaceuticals  0.2%
 Valeant Pharmaceuticals                               500,000       11,260

                                                                     11,260

 Total Health Care                                                   462,930

 INDUSTRIALS & BUSINESS SERVICES  8.7%
 Aerospace & Defense  1.6%
 Raytheon                                              1,329,000     51,432

 Rockwell Collins                                      792,200       37,701

                                                                     89,133

 Airlines  1.1%
 Southwest Airlines                                    4,090,000     58,242

                                                                     58,242

 Commercial Services & Supplies  3.5%
 Allied Waste Industries *                             7,005,000     51,207

 Equifax                                               1,650,000     50,638

 Herman Miller                                         805,100       24,250

 Manpower                                              1,240,000     53,965

 ServiceMaster                                         1,003,000     13,540

                                                                     193,600

 Road & Rail  2.5%
 CSX                                                   1,245,000     51,854

 Laidlaw International *                               1,820,000     37,856

 Union Pacific                                         700,000       48,790

                                                                     138,500

 Total Industrials & Business Services                               479,475

 INFORMATION TECHNOLOGY  10.8%
 Communications Equipment  0.0%
 Tellabs *                                             460,000       3,358

                                                                     3,358

 Electronic Equipment & Instruments  2.8%
 AVX                                                   3,286,100     40,255

 Jabil Circuit *                                       2,085,000     59,464

 Molex, Class A                                        2,491,200     58,792

                                                                     158,511

 Internet Software & Services  1.1%
 IAC/InterActiveCorp *                                 2,675,000     59,572

                                                                     59,572

 IT Services  2.1%
 BearingPoint *                                        7,596,800     66,624

 BISYS Group *                                         3,050,000     47,824

                                                                     114,448

 Semiconductor & Semiconductor Equipment  1.4%
 KLA-Tencor *                                          275,000       12,653

 Novellus Systems *                                    2,390,000     63,885

                                                                     76,538

 Software  3.4%
 BMC Software *                                        3,772,000     56,580

 Intuit *                                              1,520,000     66,530

 McAfee *                                              120,000       2,707

 Novell *                                              2,900,000     17,284

 Synopsys *                                            2,455,000     44,436

                                                                     187,537

 Total Information Technology                                        599,964

 MATERIALS  6.3%
 Chemicals  2.1%
 Great Lakes Chemical                                  1,105,900     35,522

 Mosaic *                                              891,500       15,209

 Nalco Holding *                                       3,518,000     66,244

                                                                     116,975

 Metals & Mining  0.8%
 Harmony Gold Mining Company ADR                       770,000       6,006

 Meridian Gold *                                       1,842,800     31,033

 Teck Cominco, Class B (CAD)                           150,000       5,561

                                                                     42,600

 Paper & Forest Products  3.4%
 Abitibi Consolidated                                  5,600,000     25,928

 Bowater                                               1,315,000     49,536

 Domtar                                                200,000       1,692

 Domtar (CAD)                                          7,679,500     65,263

 MeadWestvaco                                          1,150,200     36,599

 Potlatch                                              224,700       10,577

                                                                     189,595

 Total Materials                                                     349,170

 TELECOMMUNICATION SERVICES  2.1%
 Diversified Telecommunication Services  0.7%
 MCI *                                                 90,000        2,243

 Qwest Communications International *                  4,071,600     15,065

 Telus (CAD)                                           387,000       12,442

 Telus (Non-voting shares)                             264,700       8,155

                                                                     37,905

 Wireless Telecommunication Services  1.4%
 Crown Castle International *                          116,200       1,866

 Nextel Partners, Class A *                            1,250,000     27,450

 Telephone and Data Systems                            464,000       37,862

 U. S. Cellular *                                      203,100       9,268

                                                                     76,446

 Total Telecommunication Services                                    114,351

 UTILITIES  7.8%
 Electric Utilities  3.3%
 El Paso Electric *                                    395,000       7,505

 FirstEnergy                                           568,200       23,836

 Pinnacle West Capital                                 1,344,500     57,155

 Teco Energy                                           5,530,000     86,710

 XCEL Energy                                           612,300       10,519

                                                                     185,725

 Gas Utilities  1.6%
 NiSource                                              3,882,600     88,485

                                                                     88,485

 Multi-Utilities & Unregulated Power  2.9%
 CMS Energy *                                          3,240,000     42,250

 Duke Energy                                           1,715,000     48,037

 Dynegy, Class A *                                     4,993,500     19,524

 NRG Energy *                                          1,412,500     48,237

                                                                     158,048

 Total Utilities                                                     432,258

 Total Miscellaneous Common Stocks  1.5% 8                           83,070

 Total Common Stocks (Cost  $4,561,595)                              5,071,796

 CONVERTIBLE PREFERRED STOCKS  0.5%
 INDUSTRIALS & BUSINESS SERVICES  0.4%
 Commercial Services & Supplies  0.4%
 Allied Waste Industries *                             91,900        21,826

 Total Industrials & Business Services                               21,826

 UTILITIES  0.1%
 Multi-Utilities & Unregulated Power  0.1%
 NRG Energy, 144A                                      5,907         6,146

 Total Utilities                                                     6,146

 Total Convertible Preferred Stocks (Cost  $28,746)                  27,972

 CONVERTIBLE BONDS  0.0%
 UTILITIES  0.0%
 Electric Utilities  0.0%
 XCEL Energy, 144A, 7.50%, 11/21/07                    1,365,000     2,039

 Total Convertible Bonds (Cost  $1,365)                              2,039

 SHORT-TERM INVESTMENTS  7.6%
 Money Market Fund  7.6%
 T. Rowe Price Reserve Investment Fund, 2.67% #+       418,301,646   418,302

 Total Short-Term Investments (Cost  $418,301)                       418,302

 Total Investments in Securities
 99.7% of Net Assets (Cost $5,010,007)                            $  5,520,109


 (1) Denominated in U.S. dollars unless otherwise noted
  #  Seven-day yield
  *  Non-income producing
  8 The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
 +   Affiliated company - See Note 4
 * Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors
144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $8,185 and represents 0.1% of net assets
ADR  American Depository Receipts
CAD  Canadian dollar
EUR  Euro
GBP  British pound
REIT Real Estate Investment Trust


 ++Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $8,879 and represents 0.2% of net assets.

                        Acquisition             Acquisition
                        Date                    Cost
Description
 TRW                    3/8/05                  $9,452
 Totals                                         $9,452

 The fund has registration rights for certain restricted securities held as of March 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. Rowe Price Mid-Cap Value Fund
Unaudited
March 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing primarily in mid-size companies that appear to be undervalued.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2005, the cost of investments for federal income tax purposes was $5,010,007,000. Net unrealized gain aggregated $510,105,000 at period-end, of which $643,546,000 related to appreciated investments and $133,441,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of March 31, 2005.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the three months ended March 31, 2005, dividend income from the Reserve Funds totaled $2,610,000, and the value of shares of the Reserve Funds held at March 31, 2005 and December 31, 2004 was $418,302,000 and $421,778,000, respectively.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.



                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Value Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     May 18, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     May 18, 2005